Critical Accounting Estimates and Judgments - Additional Information (Detail)		12 Months Ended
	Apr. 30, 2015 PEN (S/)	Dec. 31, 2020 PEN (S/) bbl Well Apartment	Dec. 31, 2019 PEN (S/) Well	Dec. 31, 2018 PEN (S/)
Disclosure of critical accounting estimates and judgments [line items]
Maximum exposure to tax contingencies		S/ 147,700,000
Percentage of increase/ decrease in Group's gross margins considered for sensitivity analysis			10.00%
Pre-tax discount rate used for present value calculation, bond rate period description		Peruvian sovereign bonds in soles and dollars between 3, 5 and 30 years
Period to initiate legal actions		8 years
Recovery percent of legal action amount		50.00%
Impairment provision for Goodwill		S/ 0	S/ 33,089,000	S/ 0
Number Of Lots | Apartment		4
Estimated Future Recoverable Value For Crude Oil Measured With Value In Use Approach		S/ 783,800,000
Estimated Future Recoverable Value For Crude Oil Measured With Value In Use Approach Exceeds Its Carrying Amount		361,000,000
Impairment Recovery of Assets		S/ 0
Description Of Information About Changes in Projected Future Quoted Oil And Gas Prices And Changes in Discount Rates Considered in Sensitivity Analysis		Changes in the discount rate: If the discount rate used by management were to increase by 10%.	Changes in projected future prices based on information available in the market at a date close to the date of approval of the consolidated financial statements by the Board of Directors. This assumption has considered a decrease in quoted oil and gas prices at December 31, 2019 by 10%.
Description Of Information About Volatility Of Prices And Discount Rates Considered IN Sensitivity Analysis		Assuming that prices had been reduced by 10%, and the discount rate had been increased by 10%, this would have resulted in a negative variation in the Company’s value in use of 29.2%.
Uncertainty In Projected Cash Recoverable value For Oil Still Exceeds Its Carrying Amount		S/ 194,000,000
License Agreemnts for Block Three And Four [Member]
Disclosure of critical accounting estimates and judgments [line items]
Cash flows for recoginition of assets used in exploitation of hydrocarbons	S/ 35,700,000
Weighted Average Cost of Capital Rate [Member]
Disclosure of critical accounting estimates and judgments [line items]
Discount Rate Of Lots		11.09%
Block one [member]
Disclosure of critical accounting estimates and judgments [line items]
Pre-tax discount rate used for present value calculation		0.17%	1.58%
Block five [member]
Disclosure of critical accounting estimates and judgments [line items]
Pre-tax discount rate used for present value calculation		1.149%	1.66%
Block III [member]
Disclosure of critical accounting estimates and judgments [line items]
Pre-tax discount rate used for present value calculation		1.55%	2.33%
Block IV [member]
Disclosure of critical accounting estimates and judgments [line items]
Pre-tax discount rate used for present value calculation		5.65%	2.33%
Block One Dollars [Member]
Disclosure of critical accounting estimates and judgments [line items]
Pre-tax discount rate used for present value calculation		0.36%
Block One Soles [Member]
Disclosure of critical accounting estimates and judgments [line items]
Pre-tax discount rate used for present value calculation		1.95%
Other property, plant and equipment [member] | Weighted Average Cost of Capital Rate [Member]
Disclosure of critical accounting estimates and judgments [line items]
Discount Rate Of Lots		10.17%
Gasoducto Sur Peruano [member]
Disclosure of critical accounting estimates and judgments [line items]
Percentage of Net Carrying Amount (NCA) of the Concession assets		72.25%
Bottom of range [member]
Disclosure of critical accounting estimates and judgments [line items]
Long Term Estimated Future Projected And Forecast Prices for Crude Oil In The Market | bbl		57.50
Long Term Estimated Future Projected And Forecast Reference Prices for Crude Oil In The Market | bbl		57.50
Bottom of range [member] | Viva GyM S.A. [member]
Disclosure of critical accounting estimates and judgments [line items]
Percentage of voting rights held in subsidiaries		30.00%
Top of range [member]
Disclosure of critical accounting estimates and judgments [line items]
Long Term Estimated Future Projected And Forecast Prices for Crude Oil In The Market | bbl		100.25
Long Term Estimated Future Projected And Forecast Reference Prices for Crude Oil In The Market | bbl		98.68
Top of range [member] | Viva GyM S.A. [member]
Disclosure of critical accounting estimates and judgments [line items]
Percentage of voting rights held in subsidiaries		50.00%
Parent company operation [member] | Promotora Larcomar S.A. [member]
Disclosure of critical accounting estimates and judgments [line items]
Percentage of equity interest in subsidiaries		46.55%	46.55%
Talara, Piura [member]
Disclosure of critical accounting estimates and judgments [line items]
Number of wells closed | Well		193	189
Present value of estimated provision for closure of wells		S/ 52,900,000	S/ 50,100,000